Leases - Schedule Of Supplemental Cash Flow Information (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Lease [Line Items]
Operating Cash Flows From Operating Leases			$ 3,819	$ 3,537
Operating leases	$ 445	$ 573	$ 915	$ 305